    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 15, 1999

                                                  REGISTRATION NO. 33-43773
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO.                         / /


                       POST-EFFECTIVE AMENDMENT NO. 13                       /X/

                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                               AMENDMENT NO. 14                              /X/

                        (CHECK APPROPRIATE BOX OR BOXES)
                            ------------------------

                      MERRILL LYNCH LIFE VARIABLE ANNUITY
                               SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)
                          MERRILL LYNCH LIFE INSURANCE
                                    COMPANY
                              (NAME OF DEPOSITOR)
                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536
                                 (609) 282-1429
         (ADDRESS AND TELEPHONE NUMBER OF PRINCIPAL EXECUTIVE OFFICES)
                           --------------------------

                            BARRY G. SKOLNICK, ESQ.
                   SENIOR VICE PRESIDENT AND GENERAL COUNSEL
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536

                                    COPY TO:
                             STEPHEN E. ROTH, ESQ.
                            KIMBERLY J. SMITH, ESQ.
                        SUTHERLAND, ASBILL & BRENNAN LLP
                          1275 PENNSYLVANIA AVENUE, NW
                          WASHINGTON, D.C. 20004-2415
                            ------------------------

    It is proposed that this filing will become effective (check appropriate space):

/ / immediately upon filing pursuant to paragraph (b) of Rule 485 / / on _________________ pursuant to paragraph (b) of Rule 485
               (date)
/X/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on _______________pursuant to paragraph (a)(1) of Rule 485
               (date)


Title of Securities Being Registered: Units of Interest in Flexible Premium Individual Deferred Variable Annuity Contracts.

                    EXHIBIT INDEX CAN BE FOUND ON PAGE C-11

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PART A, THE PROSPECTUS, IS INCORPORATED BY REFERENCE TO THE PROSPECTUS INCLUDED
  IN REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 12 TO FORM N-4, REGISTRATION NO. 33-43773 FILED ON MAY 1, 1998.

                              MERRILL LYNCH FUNDS
                     RETIREMENT PLUS-REGISTERED TRADEMARK-

                                   Issued by
                      MERRILL LYNCH LIFE INSURANCE COMPANY
             Merrill Lynch Life Variable Annuity Separate Account A
             Merrill Lynch Life Variable Annuity Separate Account B

                        Supplement Dated March   , 1999
                                     To The
                          Prospectus Dated May 1, 1998

Beginning on March   , 1999 and subject to state availability, you can add an
optional rider to the Retirement Plus Variable Annuity that provides a Guaranteed Minimum Income Benefit. This supplement describes the benefits and costs of the Guaranteed Minimum Income Benefit Rider (the "Rider"). Please retain this supplement with your Prospectus for reference. For additional information about the Rider or its availability, please contact your Financial Consultant or call the Annuity Service Center at (800) 333-6524.

All terms that are not defined in this supplement have the same meanings as in the Prospectus. For purposes of this Rider, the attained age of an individual is that person's age on the contract anniversary on or following his or her birthday.

THE UPDATED FEE TABLE AT THE END OF THIS SUPPLEMENT SHOWS THE CHARGE FOR THE RIDER.

                                    SUMMARY

The Rider guarantees you a minimum monthly income if you annuitize under the terms of the Rider. We calculate the amount of this monthly payment by applying your Benefit Base (described below) to the annuity purchase rates guaranteed in your Rider. The annuity purchase rates guaranteed in the Rider are different from the annuity purchase rates guaranteed in your Contract. Under the Rider, you are guaranteed a minimum monthly income, regardless of the performance of the underlying variable investment options, if you:

    - wait at least eight contract years after you elect the Rider to annuitize; AND

    - select one of two specified annuity options; AND

    - exercise the Rider on certain specified dates and before the annuitant reaches attained age 85.

You may purchase the Rider at the time you purchase the Contract. If you own a Retirement Plus Contract issued before the Rider was available, you can add the Rider to your Contract on the first contract anniversary after the date the Rider becomes available in your state. AN ELECTION TO ADD THIS RIDER TO A CONTRACT IS IRREVOCABLE.

We charge a Rider Fee at the annual rate of 0.30% of the Benefit Base (discussed below) before annuitization.

THE BENEFIT BASE IS ONLY USED TO CALCULATE THE GUARANTEED MINIMUM INCOME BENEFIT, AND DOES NOT ESTABLISH OR GUARANTEE A CONTRACT VALUE, CASH VALUE, OR A MINIMUM RETURN FOR ANY INVESTMENT OPTION. Because this benefit is based on conservative actuarial factors, the amount of lifetime income that it guarantees may often be less than the amount of income that would be provided by applying the contract value on your annuity date to then-current annuity purchase rates for the same annuity option. Therefore, you should view the benefit provided under the Rider as an annuity benefit "floor."

                       GUARANTEED MINIMUM INCOME BENEFIT

On the date you exercise the Rider, we will calculate your guaranteed minimum monthly annuity payments as follows:

    - First, we reduce the Benefit Base on the date you exercise the Rider by any remaining contingent deferred sales charge and any applicable premium taxes.

    - Then, we determine the amount of monthly income payable by applying that amount to the annuity purchase rates shown in the Annuity Option Tables attached to the Rider for the annuity option you select.

Your amount of lifetime income, however, WILL NOT BE LESS than it would be if we applied your contract value on the exercise date using then-current annuity purchase rates for the same annuity option under the terms of the Contract.

Annuity purchase rates depend on the sex and attained age of the annuitant(s).

BENEFIT BASE. The Benefit Base equals:

    - the sum of your premiums paid, increased by the "annual Benefit Base interest rate" from the date of each premium payment,

    MINUS

    - the sum of all "adjusted withdrawals" increased by the "annual Benefit Base interest rate" from the date of each withdrawal.

To "adjust" withdrawals, if the Benefit Base immediately prior to the withdrawal ("X") exceeds the contract value immediately prior to the withdrawal ("Y"), we increase that withdrawal on a pro rata basis by an amount equal to X divided by
Y. IN OTHER WORDS, A WITHDRAWAL MAY REDUCE THE BENEFIT BASE BY MORE THAN THE AMOUNT OF THE WITHDRAWAL.

The "annual Benefit Base interest rate" is 5% and increases your Benefit Base until you exercise the Rider or the annuitant reaches attained age 80. (If there is a co-annuitant, the attained age of the older annuitant will apply.)

If you add the Rider to an existing Contract, the Benefit Base is initially equal to the contract value on the date you add the Rider. Then, subsequent premiums and withdrawals affect your Benefit Base as described above.

CONDITIONS. You cannot exercise the Rider until the expiration of the "waiting period." The waiting period depends on when you elect the Rider, as follows:

    - If you elect the Rider at the time you purchase the Contract, you must wait until the eighth contract anniversary before you can exercise the Guaranteed Minimum Income Benefit.

    - If you add the Rider to an existing Contract, you must wait eight contract anniversaries after you purchase the Rider before you can exercise the Guaranteed Minimum Income Benefit.

AFTER THE WAITING PERIOD EXPIRES, YOU MAY ONLY EXERCISE THE GUARANTEED MINIMUM INCOME BENEFIT ON OR WITHIN THE 30 DAYS IMMEDIATELY FOLLOWING A CONTRACT ANNIVERSARY.

You must also exercise the Guaranteed Minimum Income Benefit before or within 30 days following the date the annuitant reaches attained age 85. (If there is a co-annuitant, the attained age of the older annuitant will apply.) Because of the length of the waiting period combined with the latest permissible exercise date, we will not allow you to elect the Rider if the annuitant is attained age 77 or older.

You can change the annuitant at any time to an individual who is younger than the current annuitant. This ability allows you to extend the life of the Rider if your existing annuitant is approaching attained age 85. Similarly, if you are prohibited from electing the Rider becase your existing annuitant is attained age 77 or older, you may change to a younger annuitant in order to elect the Rider.

If you annuitize your Contract at any other time, the Guaranteed Minimum Income Benefit is not available. For example, you CANNOT exercise the Rider if you annuitize your Contract twelve and one-half years after you purchase the Rider.

THE GUARANTEED MINIMUM INCOME BENEFIT MAY ONLY BE USED IF YOU SELECT ONE OF THE ANNUITY OPTIONS LISTED BELOW, AND CANNOT BE USED WITH ANY OTHER ANNUITY OPTION SHOWN IN THE CONTRACT.

GUARANTEED MINIMUM INCOME BENEFIT ANNUITY OPTIONS. The Guaranteed Minimum Income Benefit may only be applied to one of the following annuity options:

        LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS -- Payments will be made for the life of the annuitant. In addition, even if the annuitant dies before the ten years ends, payments will be guaranteed for ten years. If the annuitant dies before the end of the ten years, the contract owner may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, his or her beneficiary may elect to receive the present value of the remaining payments in a lump sum.

        JOINT AND SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS -- Payments will be made for the lives of the annuitant and a designated second person. Payments will continue for as long as either one is living. In addition, even if both annuitants die before the ten years ends, payments will be guaranteed for ten years. If the annuitants die before the end of the ten years, the contract owner may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, his or her beneficiary may elect to receive the present value of the remaining payments in a lump sum.

TERMINATION. The Guaranteed Minimum Income Benefit Rider is irrevocable. You have the option not to exercise the Guaranteed Minimum Income Benefit, but we will not refund any Rider charges paid. The Guaranteed Minimum Income Benefit Rider terminates on the earliest of:

    - 30 days following annuitant's attained age 85;

    - full withdrawal of the contract value (surrender);

    - annuitization under the terms of the Contract; or

    - exercise of the Guaranteed Minimum Income Benefit under the Rider.

FEE FOR THE RIDER. We charge a fee for the Rider that compensates us for the risks we assume in providing this benefit. The fee accrues daily at the annual rate of 0.30% of the Benefit Base. We deduct the fee from the contract value semiannually (on June 30th and December 31st) and on the termination of the Rider. The fee is withdrawn from each subaccount in the same proportion that the value of each subaccount bears to the total contract value on the date it is withdrawn. We do not deduct the Rider Fee after annuitization.

                       DEMONSTRATION OF MONTHLY PAYMENTS

The example below shows hypothetical guaranteed minimum monthly payment amounts under this Rider on indicated contract anniversaries. This illustration assumes:

    - annuitant(s) who are age 65 on the date the Contract and Rider are issued;

    - an initial payment of $100,000;

    - no subsequent premium payments or withdrawals;

    - an "annual Benefit Base interest rate" of 5%; and

    - annuity payments do not begin until the anniversary indicated in the left-hand column.

THE "ANNUAL BENEFIT BASE INTEREST RATE" IS 5%. THE "ANNUAL BENEFIT BASE INTEREST RATE" IS ONLY USED TO DETERMINE GUARANTEED MINIMUM ANNUITY INCOME PAYMENTS UNDER THE RIDER.

IT IS NOT GUARANTEED WITH RESPECT TO YOUR CONTRACT VALUE. ACTUAL INVESTMENT PERFORMANCE MAY BE GREATER OR LESS THAN 5%.

ON REQUEST, MERRILL LYNCH LIFE INSURANCE COMPANY WILL PROVIDE ILLUSTRATIONS OF THE GUARANTEED MINIMUM PAYMENT FOR AN ANNUITANT BASED ON OTHER ASSUMPTIONS.

                                                       JOINT AND
                 LIFE ANNUITY      LIFE ANNUITY        SURVIVOR
                     WITH              WITH        LIFE ANNUITY WITH
EXERCISE DATE      PAYMENTS          PAYMENTS          PAYMENTS
 (NUMBER OF     GUARANTEED FOR    GUARANTEED FOR    GUARANTEED FOR
  CONTRACT        TEN YEARS         TEN YEARS          TEN YEARS
ANNIVERSARIES)      (MALE)           (FEMALE)      (MALE AND FEMALE)
-------------  ----------------  ----------------  -----------------
           8     $     861.36      $     765.32      $      688.49
           9     $     929.25      $     826.86      $      743.09
          10     $   1,003.40      $     894.26      $      803.05
          11     $   1,082.64      $     966.34      $      868.85
          12     $   1,169.10      $   1,046.98      $      939.23
          13     $   1,261.50      $   1,133.28      $    1,018.25
          14     $   1,360.21      $   1,225.58      $    1,102.82
          15     $   1,465.64      $   1,328.44      $    1,195.38
          16     $   1,503.07      $   1,367.93      $    1,234.88
          17     $   1,540.49      $   1,411.59      $    1,276.46
          18     $   1,577.91      $   1,453.17      $    1,320.12
          19     $   1,613.25      $   1,496.83      $    1,363.78
          20     $   1,648.59      $   1,538.41      $    1,409.51

                                   FEE TABLE

A.         Contract Owner Transaction Expenses
           1. Sales Load Imposed on Premium................................................       None
           2. Contingent Deferred Sales Charge

  COMPLETE YEARS ELAPSED     CONTINGENT DEFERRED SALES CHARGE AS
           SINCE                              A
    PAYMENT OF PREMIUM         PERCENTAGE OF PREMIUM WITHDRAWN
---------------------------  -----------------------------------
                0 years                       7.00%
                 1 year                       6.00%
                2 years                       5.00%
                3 years                       4.00%
                4 years                       3.00%
                5 years                       2.00%
                6 years                       1.00%
        7 or more years                       0.00%

           3. Transfer Fee.................................................................        $25
           The first 6 transfers among Separate Account A subaccounts in a contract year are free. A
           $25 fee may be charged on all subsequent transfers. These rules apply only to transfers among Separate Account A subaccounts. They do not apply to transfers from Separate Account
           A to Separate Account B. No transfers may be made from Separate Account B.
           4. GUARANTEED MINIMUM INCOME BENEFIT RIDER FEE (OPTIONAL).......................       0.30%
           (as a percentage of Benefit Base)
B.         Annual Contract Maintenance Charge..............................................        $40
           The Contract Maintenance Charge will be assessed annually on each contract anniversary, only if the contract value is less than $50,000.

C.         Separate Account Annual Expenses (as a percentage of account value)

                                                                                        SEPARATE ACCT A  SEPARATE ACCT B
                                                                                        ---------------  ---------------
           Mortality and Expense Risk Charge                                                    1.25%             .65%
           Administrative Charge                                                                 .10%             .00%
                                                                                              ------           ------
           Total Separate Account Annual Expenses                                               1.35%             .65%

D.         Fund Expenses for the Year Ended December 31, 1997, and the footnotes thereto, of the May
           1, 1998 prospectus remain applicable.

                              EXAMPLES OF CHARGES

If you surrender the Contract at the end of the applicable time period, you would pay the following cumulative expenses on each $1,000 invested, assuming a 5% annual return on assets:

                                                                1 YEAR     3 YEARS    5 YEARS   10 YEARS
                                                               ---------  ---------  ---------  ---------
SEPARATE ACCOUNT B SUBACCOUNT INVESTING IN:
    Reserve Assets Fund+                                       $      86  $     101  $     118  $     194
SEPARATE ACCOUNT A SUBACCOUNT INVESTING IN:
    Prime Bond Fund+                                           $      92  $     118  $     147  $     254
    High Current Income Fund+                                  $      93  $     120  $     151  $     261
    Quality Equity Fund+                                       $      92  $     119  $     148  $     255
    Special Value Focus Fund+                                  $      95  $     128  $     164  $     289
    Natural Resources Focus Fund+*                             $      96  $     129  $     165  $     290
    Global Strategy Focus Fund+                                $      95  $     126  $     161  $     281
    American Balanced Fund+*                                   $      93  $     122  $     154  $     268
    Domestic Money Market Fund+                                $      93  $     120  $     151  $     261
    Basic Value Focus Fund+                                    $      94  $     124  $     157  $     273
    Global Bond Focus Fund+*                                   $      95  $     126  $     161  $     281
    Global Utility Focus Fund+*                                $      94  $     124  $     158  $     275
    International Equity Focus Fund+*                          $      96  $     132  $     170  $     299
    Government Bond Fund+                                      $      93  $     121  $     153  $     265
    Developing Capital Markets Focus Fund+                     $     100  $     142  $     187  $     334
    Index 500 Fund+                                            $      91  $     116  $     144  $     247
    Global Growth Focus Fund+                                  $     100  $     142  $     187  $     334
    Capital Focus Fund+                                        $      96  $     130  $     168  $     295
    Select Ten Trust                                           $      89  $     109  $     132  $     223
    AIM V.I. Capital Appreciation Fund                         $      94  $     125  $     158  $     276
    AIM V.I. Value Fund                                        $      94  $     125  $     159  $     278
    Alliance Premier Growth Portfolio                          $      99  $     138  $     180  $     319
    Alliance Quasar Portfolio                                  $      97  $     133  $     172  $     304
    MFS Emerging Growth Series                                 $      96  $     131  $     168  $     296
    MFS Research Series                                        $      96  $     131  $     169  $     297
    Hotchkis and Wiley International VIP Portfolio             $     106  $     159  $     215  $     387

------------------------
+   Class A Shares.

*   Closed to allocations of premiums or contract value.

If you annuitize or do not surrender the Contract at the end of the applicable time period, you would pay the following cumulative expenses on each $1,000 invested, assuming a 5% annual return on assets:

                                                                 1 YEAR     3 YEARS    5 YEARS   10 YEARS
                                                                ---------  ---------  ---------  ---------
SEPARATE ACCOUNT B SUBACCOUNT INVESTING IN:
    Reserve Assets Fund+                                        $      16  $      51  $      88  $     194
SEPARATE ACCOUNT A SUBACCOUNT INVESTING IN:
    Prime Bond Fund+                                            $      22  $      68  $     117  $     254
    High Current Income Fund+                                   $      23  $      70  $     121  $     261
    Quality Equity Fund+                                        $      22  $      69  $     118  $     255
    Special Value Focus Fund+                                   $      25  $      78  $     134  $     289
    Natural Resources Focus Fund+*                              $      26  $      79  $     135  $     290
    Global Strategy Focus Fund+                                 $      25  $      76  $     131  $     281
    American Balanced Fund+*                                    $      23  $      72  $     124  $     268
    Domestic Money Market Fund+                                 $      23  $      70  $     121  $     261
    Basic Value Focus Fund+                                     $      24  $      74  $     127  $     273
    Global Bond Focus Fund+*                                    $      25  $      76  $     131  $     281
    Global Utility Focus Fund+*                                 $      24  $      74  $     128  $     275
    International Equity Focus Fund+*                           $      26  $      82  $     140  $     299
    Government Bond Fund+                                       $      23  $      71  $     123  $     265
    Developing Capital Markets Focus Fund+                      $      30  $      92  $     157  $     334
    Index 500 Fund+                                             $      21  $      66  $     114  $     247
    Global Growth Focus Fund+                                   $      30  $      92  $     157  $     334
    Capital Focus Fund+                                         $      26  $      80  $     138  $     295
    Select Ten Trust                                            $      19  $      59  $     102  $     223
    AIM V.I. Capital Appreciation Fund                          $      24  $      75  $     128  $     276
    AIM V.I. Value Fund                                         $      24  $      75  $     129  $     278
    Alliance Premier Growth Portfolio                           $      29  $      88  $     150  $     319
    Alliance Quasar Portfolio                                   $      27  $      83  $     142  $     304
    MFS Emerging Growth Series                                  $      26  $      81  $     138  $     296
    MFS Research Series                                         $      26  $      81  $     139  $     297
    Hotchkis and Wiley International VIP Portfolio              $      36  $     109  $     185  $     387

------------------------
+   Class A Shares.

*   Closed to allocations of premiums or contract value.

The preceding Fee Table and Examples are intended to assist investors in understanding the costs and expenses that a contract owner will bear, directly or indirectly. The Fee Table and Examples include expenses and charges of the Accounts as well as the Funds, and assume that the Contract is issued with the Guaranteed Minimum Income Benefit Rider. The Examples also reflect the $40 contract maintenance charge as 0.0009% of average assets determined by dividing the total amount of such charges collected by the total average net assets of the subaccounts. See the CHARGES AND DEDUCTIONS section in the Prospectus and the Fund prospectuses for a further discussion of fees and charges. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.

The Fee Table and Examples do not include charges to contract owners for premium taxes. Premium taxes may be applicable. Refer to the PREMIUM TAXES section in the Prospectus for further details.

STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 1998

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
                                      AND
             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                                 ALSO KNOWN AS
                  MODIFIED SINGLE PREMIUM INDIVIDUAL DEFERRED
                           VARIABLE ANNUITY CONTRACT
                                   ISSUED BY
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                    HOME OFFICE: LITTLE ROCK, ARKANSAS 72201
                        SERVICE CENTER: P.O. BOX 44222,
                        JACKSONVILLE, FLORIDA 32231-4222
                           4804 DEER LAKE DRIVE EAST,
                          JACKSONVILLE, FLORIDA 32246
                             PHONE: (800) 535-5549
                                OFFERED THROUGH
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This individual deferred variable annuity contract (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by Merrill Lynch Life Insurance Company ("Merrill Lynch Life") both on a nonqualified basis, and as an Individual Retirement Annuity ("IRA") that is given qualified tax status.

This Statement of Additional Information is not a Prospectus and should be read together with the Contract's Prospectus dated May 1, 1998, which is available on request and without charge by writing to or calling Merrill Lynch Life at the Service Center address or phone number set forth above.

                               OTHER INFORMATION

PRINCIPAL UNDERWRITER

Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of Merrill Lynch Life, performs all sales and distribution functions regarding the Contracts and may be deemed the principal underwriter of Merrill Lynch Life Variable Annuity Separate Account A and Merrill Lynch Life Variable Annuity Separate Account B (the "Accounts") under the Investment Company Act of 1940. The offering is continuous. For the years ended December 31, 1997, 1996, and 1995, Merrill Lynch, Pierce, Fenner & Smith Incorporated received $49.4 million, $26.1 million, and $24.2 million, respectively, in commissions in connection with the sale of the Contracts.

FINANCIAL STATEMENTS

The financial statements of Merrill Lynch Life included in this Statement of Additional Information should be distinguished from the financial statements of the Accounts and should be considered only as bearing upon the ability of Merrill Lynch Life to meet any obligations it may have under the Contract.

ADMINISTRATIVE SERVICES ARRANGEMENTS

Merrill Lynch Life has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG") pursuant to which Merrill Lynch Life can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, Merrill Lynch Life has arranged for MLIG to provide administrative services for the Accounts and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by Merrill Lynch Life, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the years ended December 31, 1997, 1996, and 1995, Merrill Lynch Life paid administrative services fees of $43.0 million, $44.5 million, and $43.0 million, respectively.

                    CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET YIELDS

From time to time, Merrill Lynch Life may quote in advertisements and sales literature the current annualized yield for the Domestic Money Market Subaccount of Account A and the Reserve Assets Subaccount of Account B for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. The current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the mortality and expense risk charge; (2) the administration charge in the case of the Domestic Money Market Subaccount; and (3) the annual contract maintenance charge. For purposes of calculating current yields for a Contract, an average per unit contract maintenance charge is used, as described below. Current yield will be calculated according to the following formula:

                     Current Yield = ((NCF - ES/UV)X(365/7)

Where:

NCF                =  the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the
                      7-day period attributable to a hypothetical account having a balance of 1 unit.

ES                 =  per unit expenses for the hypothetical account for the 7-day period.

UV                 =  the unit value on the first day of the 7-day period.

Merrill Lynch Life also may quote the effective yield of the Domestic Money Market Subaccount or the Reserve Assets Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

       Effective Yield = (1 + ((NCF - ES)/UV))TO THE POWER OF(365/7) - 1

Where:

NCF                =  the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the
                      7-day period attributable to a hypothetical account having a balance of 1 unit.

ES                 =  per unit expenses of the hypothetical account for the 7-day period.

UV                 =  the unit value for the first day of the 7-day period.

The effective yield for the Domestic Money Market subaccount for the 7-day period ended December 31, 1997 was 4.05%. The effective yield for the Reserve Assets subaccount for the 7-day period ended December 31, 1997 was 4.67%.

Because of the charges and deductions imposed under the Contract, the yield for the Domestic Money Market Subaccount and the Reserve Assets Subaccount will be lower than the yield for the corresponding underlying Fund.

The yields on amounts held in the Domestic Money Market Subaccount or the Reserve Assets Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for those subaccounts is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund and the Fund's operating expenses. Yields on amounts held in the Domestic Money Market Subaccount and Reserve Assets Subaccount may also be presented for periods other than a 7-day period.

OTHER SUBACCOUNT YIELDS

From time to time, Merrill Lynch Life may quote in sales literature or advertisements the current annualized yield of one or more of the Account A subaccounts (other than the Domestic Money Market Subaccount) for a contract for 30-day or one-month periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the mortality and expense risk charge, the administration charge and the annual contract maintenance charge. For purposes of calculating the 30-day or one-month yield, an average contract maintenance charge per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period; as described below. The 30-day or one-month yield is calculated according to the following formula:

          Yield = 2 ((((NI - ES)/(U X UV)) + 1)TO THE POWER OF(6) - 1)

Where:

NI                 =  net investment income of the Fund for the 30-day or one-month period attributable to the subaccount's units.

ES                 =  expenses of the subaccount for the 30-day or one-month period.

U                  =  the average number of units outstanding.

UV                 =  the unit value at the close of the last day in the 30-day or one-month period.

Currently, Merrill Lynch Life may quote yields on bond subaccounts within Account A. The yield for those subaccounts for the 30-day period ended December 31, 1997 was:

NAME OF SUBACCOUNT                                                                         YIELD
--------------------------------------------------------------------------------------  -----------
Prime Bond                                                                                    4.60%
High Current Income                                                                           7.28%
Global Bond Focus (formerly, World Income Focus)                                              4.66%
Government Bond (formerly, Intermediate Government Bond)                                      4.04%

Because of the charges and deductions imposed under the contracts, the yield for an Account A subaccount will be lower than the yield for the corresponding Fund.

The yield on the amounts held in the Account A subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

Yield calculations do not take into account the declining contingent deferred sales charge under the Contract of amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the preceding seven years. A contingent deferred sales charge will not be imposed on the first withdrawal in any Contract year to the extent that it is deemed to consist of gain on premiums paid during the preceding seven contract years and/or premiums not subject to such a charge.

TOTAL RETURNS

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time. Average annual total returns will be provided for a subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. For the year ended December 31, 1997, returns were:

                                                           5          10          SINCE
NAME OF SUBACCOUNT                           1 YEAR      YEAR        YEAR       INCEPTION
-----------------------------------------  ----------  ---------     -----     -----------
Prime Bond                                       0.28%      5.28%        N/A         6.01%
High Current Income                              2.44%      8.44%        N/A         9.07%
Quality Equity                                  14.92%     13.12%        N/A        11.80%
Special Value Focus
  (formerly, Equity Growth)                      3.11%     11.97%        N/A         8.87%
Natural Resources Focus*                       -19.11%      2.59%        N/A         2.96%
American Balanced*                               8.42%      9.02%        N/A         8.83%
Global Strategy Focus                            3.33%      8.80%        N/A         7.83%
Basic Value Focus                               11.89%       N/A         N/A        15.15%
Global Bond Focus**
  (formerly, World Income Focus)                -5.85%       N/A         N/A         3.95%
Global Utility Focus*                           17.09%       N/A         N/A        10.83%
International Equity Focus**                   -11.81%       N/A         N/A         1.82%
Government Bond (formerly, Intermediate
  Government Bond)                               0.50%       N/A         N/A         5.16%
Developing Capital Markets Focus               -13.63%       N/A         N/A        -3.32%
Index 500 Fund                                  23.91%       N/A         N/A        25.38%
AIM V.I. Capital Appreciation                    4.87%       N/A         N/A         5.84%
AIM V.I. Value                                  14.91%       N/A         N/A        18.24%
Alliance Premier Growth                         24.95%       N/A         N/A        24.83%
MFS Emerging Growth                             13.15%       N/A         N/A        11.61%
MFS Research                                    11.53%       N/A         N/A        12.87%

Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period.
------------------------
* Closed to allocations of premiums or contract value following the close of business on December 6, 1996.

** Closed to allocations of premiums or contract value following the close of business on June 5, 1998.

Average annual total returns for other periods of time may also be disclosed from time to time. For example, average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation. The Funds commenced operations as indicated below:

FUND                                                       COMMENCED OPERATIONS
---------------------------------------------------------  -----------------------
Domestic Money Market                                      February 21, 1992
Prime Bond                                                 April 29, 1982
High Current Income                                        April 29, 1982
Quality Equity                                             April 29, 1982
Equity Growth                                              April 29, 1982
Natural Resources Focus*                                   June 1, 1988
American Balanced*                                         June 1, 1988
Global Strategy Focus                                      February 21, 1992
Basic Value Focus                                          July 1, 1993
Global Bond Focus**
  (formerly, World Income Focus)                           July 1, 1993
Global Utility Focus*                                      July 1, 1993
International Equity Focus**                               July 1, 1993
Government Bond
  (formerly, Intermediate Government Bond)                 May 16, 1994
Developing Capital Markets Focus                           May 16, 1994
Reserve Assets                                             November 23, 1981
Index 500 Fund                                             December 18, 1996
AIM V.I. Capital Appreciation                              May 5, 1993
AIM V.I. Value                                             May 5, 1993
Alliance Premier Growth                                    March 12, 1992
MFS Emerging Growth Series                                 July 24, 1995
MFS Research Series                                        July 26, 1995

Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a contract to the redemption value or that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end.

Average annual total returns are calculated using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the mortality and expense risk charge, the administration charge (in the case of Account A subaccounts), and the contract maintenance charge, and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the contingent deferred sales charge for any period of less than seven years. For purposes of calculating total return, an average per dollar contract maintenance charge attributable to the hypothetical account for the period is used, as described below. The total return is then calculated according to the following formula:

                     TR = ((ERV/P)TO THE POWER OF(1/N)) + 1

Where:
TR                 =  the average annual total return net of subaccount recurring charges (such as the mortality and expense risk charge, administration charge, if applicable, and contract maintenance charge).
ERV                =  the ending redeemable value (net of any applicable contingent deferred sales charge) at the end of the period of the hypothetical account with an initial payment of $1,000.
P                  =  a hypothetical initial payment of $1,000.
N                  =  the number of years in the period.

------------------------

* The subaccount corresponding to this Fund was closed to allocations of premiums or contract value following the close of business on December 6, 1996.

** The subaccount corresponding to this Fund will be closed to allocations of premiums or contract value following the close of business on June 5, 1998.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements, total returns that do not reflect the contingent deferred sales charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any contingent deferred sales charge on surrender of the Contract. In addition, such nonstandard returns may also be quoted for other periods.

For the year ended December 31, 1997, returns not reflecting any contingent deferred sales charge were:

                                                                        5         10         SINCE
NAME OF SUBACCOUNT                                       1 YEAR       YEAR       YEAR      INCEPTION
-----------------------------------------------------  -----------  ---------  ---------  -----------
Prime Bond                                                    7.07%      5.76%       N/A        6.27%
High Current Income                                           9.40%      8.87%       N/A        9.29%
Quality Equity                                               21.92%     13.49%       N/A       12.00%
Special Value Focus
  (formerly, Equity Growth)                                  10.11%     12.35%       N/A        9.09%
Natural Resources Focus*                                    -13.78%      3.12%       N/A        3.26%
American Balanced*                                           15.42%      9.44%       N/A        9.06%
Global Strategy Focus                                        10.33%      9.22%       N/A        8.07%
Basic Value Focus                                            18.89%       N/A        N/A       15.56%
Global Bond Focus**
  (formerly, World Income Focus)                              0.48%       N/A        N/A        4.53%
Global Utility Focus*                                        24.09%       N/A        N/A       11.29%
International Equity Focus**                                 -5.93%       N/A        N/A        2.44%
Government Bond
  (formerly, Intermediate Government Bond)                    7.32%       N/A        N/A        6.12%
Developing Capital Markets Focus                             -7.88%       N/A        N/A       -2.34%
Index 500 Fund                                               30.91%       N/A        N/A       31.12%
AIM V.I. Capital Appreciation                                11.87%       N/A        N/A       11.61%
AIM V.I. Value                                               21.91%       N/A        N/A       23.99%
Alliance Premier Growth                                      31.95%       N/A        N/A       30.58%
MFS Emerging Growth                                          20.15%       N/A        N/A       17.38%
MFS Research                                                 18.53%       N/A        N/A       18.63%

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from the Domestic Money Market Subaccount to one or more designated subaccounts under a dollar cost averaging program. These returns will reflect the performance of the affected subaccount(s) for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of charges described above except for the contingent deferred sales charge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in the Domestic Money Market Subaccount at the beginning of that period and monthly transfers of a portion of the contract value from that subaccount to designated subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the Domestic Money Market Subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the contingent deferred sales charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

--------------------------

* The subaccount corresponding to this Fund was closed to allocations of premiums or contract value following the close of business on December 6, 1996.

** The subaccount corresponding to this Fund will be closed to allocations of premiums or contract value following the close of business on June 5, 1998.

                                     PART C
                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)        Financial Statements
                 (1)             Financial Statements of Merrill Lynch Life Variable Annuity Separate Account
                                  A as of September 30, 1998; for the nine month period ended September 30,
                                  1998; as of December 31, 1997; and for the two years ended December 31, 1997 and the Notes relating thereto will be filed by amendment
                 (2)             Financial Statements of Merrill Lynch Life Variable Annuity Separate Account
                                  B as of September 30, 1998; for the nine month period ended September 30,
                                  1998; as of December 31, 1997; and for the two years ended December 31, 1997 and the Notes relating thereto will be filed by amendment
                 (3)             Financial Statements of Merrill Lynch Life Insurance Company as of September
                                  30, 1998; for the nine month period ended September 30, 1998; for the nine month period ended September 30, 1997; as of December 31, 1997; and for the
                                  three years ended December 31, 1997 and the Notes relating thereto will be filed by amendment
                 (4)             Schedule of Life Insurance In Force for Merrill Lynch Life Insurance Company
                                  as of December 31, 1997


                                                                                     PERCENTAGE OF
                                               CEDED TO      ASSUMED                    AMOUNT
                                                 OTHER     FROM OTHER                   ASSUMED
                               GROSS AMOUNT    COMPANIES    COMPANIES   NET AMOUNT      TO NET
                               -------------  -----------  -----------  -----------  -------------
Life insurance
 in force....................     10,568,021    2,879,306    1,843,104    9,531,819          19%


(b)        Exhibits
                 (1)             Resolution of the Board of Directors of Merrill Lynch Life Insurance Company
                                  establishing the Merrill Lynch Life Variable Annuity Separate Account A and
                                  Merrill Lynch Life Variable Annuity Separate Account B. Incorporated by
                                  Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4,
                                  Registration No. 33-43773 Filed December 10, 1996.
                 (2)             Not Applicable
                 (3)             Underwriting Agreement Between Merrill Lynch Life Insurance Company and
                                  Merrill Lynch, Pierce, Fenner & Smith Incorporated. Incorporated by
                                  Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4,
                                  Registration No. 33-43773 Filed December 10, 1996.
                 (4)  (a)        Individual Variable Annuity Contract issued by Merrill Lynch Life Insurance
                                  Company. Incorporated by Reference to Registrant's Post-Effective Amendment
                                  No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996.
                      (b)        Merrill Lynch Life Insurance Company Contingent Deferred Sales Charge Waiver
                                  Endorsement. Incorporated by Reference to Registrant's Post-Effective
                                  Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10,
                                  1996.
                      (c)        Individual Retirement Annuity Endorsement. Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No.
                                  33-43773 Filed December 10, 1996.
                      (d)        Merrill Lynch Life Insurance Company Endorsement. Incorporated by Reference
                                  to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration
                                  No. 33-43773 Filed December 10, 1996.
                      (e)        Individual Variable Annuity Contract (revised) issued by Merrill Lynch Life
                                  Insurance Company (ML-VA-002) (Incorporated by Reference to Registrant's
                                  Post-Effective Amendment No. 7 to Form N-4, Registration No. 33-43773 Filed
                                  April 26, 1995).

                      (f)        Merrill Lynch Life Insurance Company Endorsement (ML008) (Incorporated by
                                  Reference to Registrant's Post-Effective Amendment No. 7 to Form N-4,
                                  Registration No. 33-43773 Filed April 26, 1995).
                      (g)        Merrill Lynch Life Insurance Company Individual Variable Annuity Contract
                                  (ML-VA-001) (Incorporated by Reference to Registrant's Post-Effective
                                  Amendment No. 7 to Form N-4, Registration No. 33-43773 Filed April 26,
                                  1995).
                      (h)        Guaranteed Minimum Income Benefit Rider.
                 (5)             Not Applicable
                 (6)  (a)        Articles of Amendment, Restatement and Redomestication of the Articles of
                                  Incorporation of Merrill Lynch Life Insurance Company. Incorporated by
                                  Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4,
                                  Registration No. 33-43773 Filed December 10, 1996.
                      (b)        Amended and Restated By-laws of Merrill Lynch Life Insurance Company.
                                  Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to
                                  Form N-4, Registration No. 33-43773 Filed December 10, 1996.
                 (7)             Not Applicable
                 (8)  (a)        Amended General Agency Agreement (Incorporated by Reference to Registrant's
                                  Post-Effective Amendment No. 5 to Form N-4, Registration No. 33-43773 Filed
                                  April 28, 1994).
                      (b)        Indemnity Agreement Between Merrill Lynch Life Insurance Company and Merrill
                                  Lynch Life Agency, Inc. Incorporated by Reference to Registrant's
                                  Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed
                                  December 10, 1996.
                      (c)        Management Agreement Between Merrill Lynch Life Insurance Company and Merrill
                                  Lynch Asset Management, Inc. Incorporated by Reference to Registrant's Post-
                                  Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed
                                  December 10, 1996.
                      (d)        Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch
                                  Variable Series Funds, Inc. Relating to Maintaining Constant Net Asset Value
                                  for the Reserve Assets Fund. (Incorporated by Reference to Registrant's
                                  Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed
                                  December 10, 1996).
                      (e)        Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch
                                  Variable Series Funds, Inc. Relating to Maintaining Constant Net Asset Value
                                  for the Domestic Money Market Fund. (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No.
                                  33-43773 Filed December 10, 1996).
                      (f)        Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch
                                  Variable Series Funds, Inc. Relating to Valuation and Purchase Procedures.
                                  (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10
                                  to Form N-4, Registration No. 33-43773 Filed December 10, 1996).
                      (g)        Amended Service Agreement Between Merrill Lynch Life Insurance Company and
                                  Merrill Lynch Insurance Group, Inc. (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 5 to Form N-4, Registration No.
                                  33-43773 Filed April 28, 1994).
                      (h)        Reimbursement Agreement Between Merrill Lynch Asset Management, Inc. and
                                  Merrill Lynch Life Agency. (Incorporated by Reference to Registrant's
                                  Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed
                                  December 10, 1996).

                      (i)        Form of Participation Agreement Between Merrill Lynch Variable Series Funds,
                                  Inc., Merrill Lynch Life Insurance Company, ML Life Insurance Company of New
                                  York, and Family Life Insurance Company (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 5 to Form N-4, Registration No.
                                  33-43773 Filed April 28, 1994).
                      (j)        Form of Participation Agreement Between Merrill Lynch Variable Series Funds,
                                  Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No.
                                  33-43773 Filed December 10, 1996).
                      (k)        Participation Agreement By And Among AIM Variable Insurance Funds, Inc., AIM
                                  Distributors, Inc., and Merrill Lynch Life Insurance Company. (Incorporated
                                  by Reference to Registrant's Post-Effective Amendment No. 11 to Form N-4,
                                  Registration No. 33-43773 Filed April 23, 1997).
                      (l)        Form of Participation Agreement Among Merrill Lynch Life Insurance Company,
                                  Alliance Capital Management L.P., and Alliance Fund Distributors, Inc.
                                  (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10
                                  to Form N-4, Registration No. 33-43773 Filed December 10, 1996).
                      (m)        Form of Participation Agreement Among MFS Variable Insurance Trust, Merrill
                                  Lynch Life Insurance Company, and Massachusetts Financial Services Company.
                                  (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10
                                  to Form N-4, Registration No. 33-43773 Filed December 10, 1996).
                      (n)        Form of Participation Agreement Among Merrill Lynch Life Insurance Company,
                                  Hotchkis and Wiley Variable Trust, and Hotchkis and Wiley. Incorporated by
                                  Reference to Registrant's Post-Effective Amendment No. 12 to Form N-4,
                                  Registration No. 33-43773 Filed May 1, 1998.
                      (o)        Form of Amendment to Participation Agreement Among Merrill Lynch Life
                                  Insurance Company, Alliance Capital Management L.P., and Alliance Fund
                                  Distributors, Inc. Incorporated by Reference to Registrant's Post-Effective
                                  Amendment No. 12 to Form N-4, Registration No. 33-43773 Filed May 1, 1998.
                      (p)        Form of Amendment to Participation Agreement Between Merrill Lynch Variable
                                  Series Funds, Inc. and Merrill Lynch Life Insurance Company. Incorporated by
                                  Reference to Registrant's Post-Effective Amendment No. 12 to Form N-4,
                                  Registration No. 33-43773 Filed May 1, 1998.
                      (q)        Form of Participation Agreement Between Merrill Lynch, Pierce, Fenner & Smith
                                  Incorporated and Merrill Lynch Life Insurance Company. Incorporated by
                                  Reference to Registrant's Post-Effective Amendment No. 12 to Form N-4,
                                  Registration No. 33-43773 Filed May 1, 1998.
                 (9)             Opinion of Barry G. Skolnick, Esq. and Consent to its use as to the legality of the securities being registered. (Incorporated by Reference to
                                  Registrant's Post-effective Amendment No. 10 to Form N-4, Registration No.
                                  33-43773 Filed December 10, 1996).
                (10)  (a)        Written Consent of Sutherland Asbill & Brennan LLP (to be filed by amendment).
                      (b)        Written Consent of Deloitte & Touche LLP, independent auditors (to be filed by amendment).
                      (c)        Written Consent of Barry G. Skolnick, Esq. (to be filed by amendment).
                (11)             Not Applicable
                (12)             Not Applicable
                (13)             Schedule for Computation of Performance Quotations. (Incorporated by
                                  Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4,
                                  Registration No. 33-43773 Filed December 10, 1996).

                (14)  (a)        Power of Attorney from Joseph E. Crowne, Jr. (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 4 to Form N-4, Registration No.
                                  33-43773 Filed March 2, 1994).
                      (b)        Power of Attorney from David M. Dunford (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 4 to Form N-4, Registration No.
                                  33-43773 Filed March 2, 1994).
                      (c)        Power of Attorney from John C.R. Hele (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 4 to Form N-4, Registration No.
                                  33-43773 Filed March 2, 1994).
                      (d)        Power of Attorney from Allen N. Jones (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 4 to Form N-4, Registration No.
                                  33-43773 Filed March 2, 1994).
                      (e)        Power of Attorney from Barry G. Skolnick (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 4 to Form N-4, Registration No.
                                  33-43773 Filed March 2, 1994).
                      (f)        Power of Attorney from Anthony J. Vespa (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 4 to Form N-4, Registration No.
                                  33-43773 Filed March 2, 1994).
                      (g)        Power of Attorney from Gail R. Farkas (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 8 to Form N-4, Registration No.
                                  33-43773 Filed April 25, 1996).

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR*


           NAME                   PRINCIPAL BUSINESS ADDRESS                 POSITION WITH DEPOSITOR*
---------------------------  ------------------------------------  ---------------------------------------------
Joseph E. Crowne, Jr.        800 Scudders Mill Road                Director, Senior Vice President, Chief
                             Plainsboro, NJ 08536                    Financial Officer, Chief Actuary
                                                                     and Treasurer.
David M. Dunford             800 Scudders Mill Road                Director, Senior Vice President and
                             Plainsboro, NJ 08536                    Chief Investment Officer.
Gail R. Farkas               800 Scudders Mill Road                Director and Senior Vice President.
                             Plainsboro, NJ 08536
Barry G. Skolnick            800 Scudders Mill Road                Director, Senior Vice President,
                             Plainsboro, NJ 08536                    General Counsel and Secretary.
Anthony J. Vespa             800 Scudders Mill Road                Director, Chairman of the Board,
                             Plainsboro, NJ 08536                    Chief Executive Officer and
                                                                     President.
Deborah J. Adler             800 Scudders Mill Road                Vice President and Actuary.
                             Plainsboro, NJ 08536
Robert J. Boucher            1414 Main Street                      Senior Vice President, Variable Life
                             Springfield, MA 01102                   Administration.
Michael P. Cogswell          800 Scudders Mill Road                Vice President and Senior Counsel.
                             Plainsboro, NJ 08536
Edward W. Diffin, Jr.        800 Scudders Mill Road                Vice President and Senior Counsel.
                             Plainsboro, NJ 08536
Linda Gillis                 4804 Deer Lake Drive East             Vice President and Assistant
                             Jacksonville, FL 32246                  Secretary.
Diana Joyner                 1414 Main Street                      Vice President.
                             Springfield, MA 01102
Peter P. Massa               4804 Deer Lake Drive East             Vice President.
                             Jacksonville, FL 32246

           NAME                   PRINCIPAL BUSINESS ADDRESS                 POSITION WITH DEPOSITOR*
---------------------------  ------------------------------------  ---------------------------------------------
Kelly A. O'Dea               800 Scudders Mill Road                Vice President and Senior
                             Plainsboro, NJ 08536                    Compliance Officer.
Robert Ostrander             800 Scudders Mill Road                Vice President and Controller.
                             Plainsboro, NJ 08536
Shelley K. Parker            1414 Main Street                      Vice President and Assistant
                             Springfield, MA 01102                   Secretary.
Julia Raven                  800 Scudders Mill Road                Vice President.
                             Plainsboro, NJ 08536
Lori M. Salvo                800 Scudders Mill Road                Vice President and Senior Counsel.
                             Plainsboro, NJ 08536
John A. Shea                 800 Scudders Mill Road                Vice President.
                             Plainsboro, NJ 08536
Frederick H. Steele          800 Scudders Mill Road                Vice President.
                             Plainsboro, NJ 08536
Tracy A. Bartoy              4804 Deer Lake Drive East             Vice President and Assistant
                             Jacksonville, FL 32246                  Secretary.
Robert J. Viamari            1414 Main Street                      Vice President and Assistant
                             Springfield, MA 01102                   Secretary.
Chester Westergard           2200 Rodney Parham Road               Vice President.
                             Suite 300
                             Little Rock, AR 72212
Denis G. Wuestman            800 Scudders Mill Road                Vice President.
                             Plainsboro, NJ 08536
Matthew J. Rider             800 Scudders Mill Road                Vice President.
                             Plainsboro, NJ 08536
Donald C. Stevens, III       800 Scudders Mill Road                Vice President and Controller.
                             Plainsboro, NJ 08536
Amy S. Winston               800 Scudders Mill Road                Vice President and Director of
                             Plainsboro, NJ 08536                    Compliance.


------------------------

* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

    Merrill Lynch Life Insurance Company is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc.

    A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.

                         SUBSIDIARIES OF THE REGISTRANT

    The following are subsidiaries of ML & Co. as of February 23, 1998 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of Regulation S-X under the Securities Exchange Act of 1934.

                                                                                                  STATE OF
NAME                                                                                       JURISDICTION OF ENTITY
-----------------------------------------------------------------------------------------  -----------------------

Merrill Lynch & Co., Inc.................................................................  Delaware
  Merrill Lynch, Pierce, Fenner & Smith Incorporated(1)..................................  Delaware
    Broadcort Capital Corp...............................................................  Delaware
    Merrill Lynch & Co., Canada Ltd......................................................  Ontario
      Merrill Lynch Canada Inc...........................................................  Nova Scotia
    Merrill Lynch Life Agency Inc.(2)....................................................  Washington
    Merrill Lynch Professional Clearing Corp.(3).........................................  Delaware
  Merrill Lynch Bank & Trust Co..........................................................  New Jersey
  Merrill Lynch Capital Services, Inc....................................................  Delaware
  Merrill Lynch Government Securities Inc................................................  Delaware
    Merrill Lynch Money Markets Inc......................................................  Delaware
  Merrill Lynch Group, Inc...............................................................  Delaware
    Mercury Asset Management Group Holdings PLC(4).......................................  England
    Merrill Lynch Asset Management L.P.(5)...............................................  Delaware
    Merrill Lynch Capital Partners, Inc..................................................  Delaware
    Merrill Lynch Futures Inc............................................................  Delaware
    Merrill Lynch Group Holdings Limited.................................................  Ireland
      Merrill Lynch Capital Markets Bank Limited.........................................  Ireland
    Merrill Lynch Insurance Group, Inc...................................................  Delaware
      Merrill Lynch Life Insurance Company...............................................  Arkansas
      ML Life Insurance Company of New York..............................................  New York
    Merrill Lynch International Finance Corporation......................................  New York
      Merrill Lynch International Bank Limited...........................................  England
        Merrill Lynch Bank (Suisse) S.A..................................................  Switzerland
    Merrill Lynch Mortgage Capital Inc...................................................  Delaware
    Merrill Lynch National Financial.....................................................  Utah
    Merrill Lynch Trust Company(6).......................................................  New Jersey
      Merrill Lynch Business Financial Services Inc......................................  Delaware
      Merrill Lynch Credit Corporation...................................................  Delaware
    Merrill Lynch Investment Partners Inc................................................  Delaware
    MLDP Holdings, Inc.(7)...............................................................  Delaware
      Merrill Lynch Derivative Products AG...............................................  Switzerland
    ML IBK Positions Inc.................................................................  Delaware
      Merrill Lynch Capital Corporation..................................................  Delaware
    ML Leasing Equipment Corp.(8)........................................................  Delaware
MERRILL LYNCH & CO., INC.

  Merrill Lynch International Incorporated...............................................  Delaware
    Merrill Lynch (Australasia) Pty Limited..............................................  New South Wales
    Merrill Lynch International (Australia) Limited......................................  New South Wales
    Merrill Lynch International Bank.....................................................  United States
    Merrill Lynch International Holdings Inc.............................................  Delaware
      Merrill Lynch Bank (Austria) Aktiengesellschaft A.G................................  Austria
      Merrill Lynch Bank and Trust Company (Cayman) Limited..............................  Cayman Islands,
                                                                                           British West Indies
      Merrill Lynch Capital Markets A.G..................................................  Switzerland
      Merrill Lynch Europe PLC...........................................................  England
        Merrill Lynch Europe Holdings Limited............................................  England
          Merrill Lynch International....................................................  England
        Merrill Lynch, Pierce, Fenner & Smith (Brokers & Dealers) Limited................  England

                                                                                                  STATE OF
NAME                                                                                       JURISDICTION OF ENTITY
-----------------------------------------------------------------------------------------  -----------------------
      Merrill Lynch Europe Ltd...........................................................  Cayman Islands,
                                                                                           British West Indies
      Merrill Lynch France...............................................................  France
        Merrill Lynch Capital Markets (France) S.A.......................................  France
      Merrill Lynch Far East Limited.....................................................  Hong Kong
    Merrill Lynch Japan Incorporated.....................................................  Cayman Islands,
                                                                                           British West Indies

------------------------

(1) MLPF&S also conducts business as "Merrill Lynch & Co."

(2) Similarly named affiliates and subsidiaries that engage in the sale of life insurance and annuity products are incorporated in various other jurisdictions.

(3) The preferred stock of the corporation is owned by an unaffiliated group of investors.

(4) Held through several intermediate holding companies.

(5) Merrill Lynch Asset Management L.P. is a limited partnership whose general partner is Princeton Services, Inc. and whose limited partner is ML & Co.

(6) Similarly named affiliates and subsidiaries that provide trust and custodial services are incorporated in various other jurisdictions.

(7) Merrill Lynch Group, Inc. owns 100% of this corporation's outstanding common voting stock. 100% of the outstanding preferred voting stock is held by outside parties.

(8) This corporation has more than 45 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.

ITEM 27. NUMBER OF CONTRACTS


    The number of contracts in force as of December 4, 1998 was 89,691.


ITEM 28. INDEMNIFICATION

    There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

    The indemnity agreement between Merrill Lynch Life Insurance Company ("Merrill Lynch Life") and its affiliate Merrill Lynch Life Agency, Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of Merrill Lynch Life and the Contract, provides:

        Merrill Lynch Life will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a)(21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that Merrill Lynch Life shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registration pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

    (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; The Corporate Fund Accumulation Program, Inc.; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; Corporate Income Fund; Defined Asset Funds--Municipal Insured Series; Equity Investor Fund; The Fund of Stripped ("Zero") U.S. Treasury Securities; The GNMA Investment Accumulation Program; Government Securities Income Fund; International Bond Fund; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; Municipal Income Fund; Municipal Investment Trust Fund; and The Municipal Fund Accumulation Program, Inc.

    Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: Merrill Lynch Life Variable Annuity Separate Account B; Merrill Lynch Life Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II; ML of New York Variable Annuity Separate Account; ML of New York Variable Annuity Separate Account A; and ML of New York Variable Annuity Separate Account B.

    (b) The directors, president, treasurer and executive vice presidents of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:


         NAME AND PRINCIPAL
          BUSINESS ADDRESS                     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------  -------------------------------------------------------
Herbert M. Allison, Jr.*               Director, President and Chief Executive Officer
Thomas W. Davis                        Executive Vice President
Barry S. Friedberg*                    Executive Vice President
Edward L. Goldberg*                    Executive Vice President
Jerome P. Kenney*                      Executive Vice President
Theresa Lang*                          Senior Vice President and Treasurer
E. Stanley O'Neal                      Executive Vice President
Thomas H. Patrick*                     Executive Vice President
George A. Schieren                     Director, General Counsel and Senior Vice President
Winthrop H. Smith, Jr.*                Executive Vice President
John L. Steffens*                      Director and Vice Chairman of the Board
Roger M. Vasey*                        Executive Vice President


------------------------

*   World Financial Center, 250 Vesey Street, New York, NY 10281

    (c) Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

    All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 800 Scudders Mill Road, Plainsboro, New Jersey 08536 and the Service Center at 4804 Deer Lake Drive East, Jacksonville, Florida 32246.

ITEM 31. NOT APPLICABLE

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

    (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

    (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

    (c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

    (d) Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

                                   SIGNATURES


    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Merrill Lynch Life Variable Annuity Separate Account A has caused this Amendment to be signed on its behalf, in the City of Plainsboro, State of New Jersey, on the 17th day of December, 1998.


                                                  Merrill Lynch Life Variable Annuity
                                                  Separate Account A
                                                  (Registrant)

Attest:    /s/ EDWARD W. DIFFIN, JR.              By:        /s/ BARRY G. SKOLNICK
           ------------------------------------              ------------------------------------
           Edward W. Diffin, Jr.                             Barry G. Skolnick
           Vice President and Senior Counsel                 Senior Vice President of
                                                             Merrill Lynch Life Insurance Company

                                                  Merrill Lynch Life Insurance Company
                                                  (Depositor)

Attest:    /s/ EDWARD W. DIFFIN, JR.              By:        /s/ BARRY G. SKOLNICK
           ------------------------------------              ------------------------------------
           Edward W. Diffin, Jr.                             Barry G. Skolnick
           Vice President and Senior Counsel                 Senior Vice President


    As required by the Securities Act of 1933, this Post-Effective Amendment No. 13 to the Registration Statement has been signed below by the following persons in the capacities indicated on December 17, 1998.


                      SIGNATURE                                                 TITLE
------------------------------------------------------  ------------------------------------------------------

                          *                             Chairman of the Board, President and Chief
     -------------------------------------------         Executive Officer
                   Anthony J. Vespa

                          *                             Director, Senior Vice President, Chief Financial
     -------------------------------------------         Officer, Chief Actuary and Treasurer
                Joseph E. Crowne, Jr.

                          *                             Director, Senior Vice President, and Chief
     -------------------------------------------         Investment Officer
                   David M. Dunford

                          *                             Director and Senior Vice President
     -------------------------------------------
                    Gail R. Farkas

  *By: /s/ BARRY G. SKOLNICK                            In his own capacity as Director, Senior Vice
  ---------------------------------------------          President, General Counsel, and Secretary
  Barry G. Skolnick                                      and as Attorney-In-Fact

                                 EXHIBIT INDEX


   EXHIBIT                                            DESCRIPTION                                          PAGE
--------------  ---------------------------------------------------------------------------------------  ---------
 (4)(h)         Guaranteed Minimum Income Benefit Rider................................................     C-